Cover	Mar. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2021
Entity File Number	0-51754
Entity Registrant Name	CROCS, INC.
Entity Central Index Key	0001334036
Entity Tax Identification Number	20-2164234
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13601 Via Varra
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80020
City Area Code	303
Local Phone Number	848-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CROX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false